Income tax - Reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Tax benefit calculated at statutory tax rates	$ (9,540)	$ (53,491)	$ (3,488)
Effect of differences between statutory tax rates and foreign effective tax rates	2,249	7,759	1,746
Non-taxable other income	(414)	(249)	(348)
Non-deductible expenses	3,395	29,167	4,783
Valuation allowance	4,962	5,028	44
Outside basis difference	(56)	783	(186)
Additional deduction of research and development expenses		(465)	(125)
Others	51	286	114
Income tax expense/(credit)	$ 647	$ (11,182)	$ 2,540